BUSINESS OVERVIEW (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY THE COMPANY

Description of subsidiaries incorporated and controlled by the Company:

Name		Background	Ownership

HomesToLife International Pte. Ltd. (“HIPL”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on February 22, 2024
	●	Issued and outstanding 20,001 ordinary shares for SGD1 and USD20,000
	●	Investment holding

HomesToLife Pte. Ltd. (“HTL SG”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on September 28, 1989
	●	Issued and outstanding 38,800,000 ordinary shares for SGD38,800,000
	●	Sale and distribution of furniture

HTL Far East Pte. Ltd. (“HTL FE”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on October 28, 2024
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture